LIAS Administration Fee Issuer LLC

Insurance Administration Fee Asset-Backed Notes, Series 2018-1

Sample Asset Agreed-Upon Procedures

Report To:

Lombard International Administration Services Company, LLC

LIAS Administration Fee Issuer LLC

26 July 2018

Report of Independent Accountants on Applying Agreed-Upon Procedures
Lombard International Administration Services Company, LLC LIAS Administration Fee Issuer LLC 1650 Market Street, 54th Floor Philadelphia, Pennsylvania 19103

Re:	LIAS Administration Fee Issuer LLC (the “Issuer”) Insurance Administration Fee Asset-Backed Notes, Series 2018-1 (the “Notes”) Sample Asset Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Lombard International Administration Services Company, LLC (the “Seller”), the Issuer and Guggenheim Securities, LLC (the “Initial Purchaser,” together with the Seller and Issuer, the “Specified Parties”), solely to assist the Issuer with respect to the Cases, Policies, Investments and Funds (all as defined in Attachment A) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Seller, on behalf of the Issuer, provided us with:

a.	An electronic data file labeled “LIAS_Data Tape 2018-03-27_MASTER FINAL.xlsx” and the corresponding record layout and decode information (the “Data File”) with a:
i.	Tab labeled “Data-Case” (the “Case Worksheet”) that the Seller, on behalf of the Issuer, indicated contains information relating to the Cases as of 31 December 2017 (the “Statistical Information Date”),
ii.	Tab labeled “Data-Policy” (the “Policy Worksheet”) that the Seller, on behalf of the Issuer, indicated contains information relating to the Policies as of the Statistical Information Date,
iii.	Tab labeled “Data-Investments” (the “Investment Worksheet”) that the Seller, on behalf of the Issuer, indicated contains information relating to the Investments as of the Statistical Information Date and
iv.	Tab labeled “Data-Fund M&E” (the “Fund Worksheet”) that the Seller, on behalf of the Issuer, indicated contains information relating to the Funds as of the Statistical Information Date,
b.	Imaged copies of:
i.	The policy agreement (the “Policy Agreement”), that the Seller, on behalf of the Issuer, indicated contains information relating to each Group Contract (as defined in Attachment A) and Sample Policy (as defined herein) and
ii.	A schedule (the “Schedule A,” together with the Policy Agreement, the “Source Documents”), that the Seller, on behalf of the Issuer, indicated contains information relating to each Sample Policy,
iii.	The private placement memorandum (the “PPM”), that the Seller, on behalf of the Issuer, indicated contains information relating to the Subgroup Cases (as defined in herein),
iv.	The letter of understanding (the “LOU”) that the Seller, on behalf of the Issuer, indicated contains information relating to the Subgroup Cases, as applicable,
v.	Certain printed system screen shots from the Seller’s servicing system (the “System Screen Shots,” together with the PPM and LOU, the “Additional Source Documents”) that the Seller, on behalf of the Issuer, indicated contain information relating to the Subgroup Cases, as applicable, and
vi.	Certain schedules (the “Admin Fee Adjustment Schedules”), that the Seller, on behalf of the Issuer, indicated contains information relating to the Subgroup Cases, as applicable,
c.	Electronic data files:
i.	Labeled “COLI-BOLI Master List Issue versus Current Policy Owner 4.20.2018.xls” (the “Policyholder Mapping Schedule”),
ii.	Labeled “Part 1 AUP_InternalReport_MortalityType (1.11).xls” (the “Mortality Support File”) and
iii.	Labeled “Part 2 AUP_ODSDataMartReport_CertCSV&DB&MEC (2.8 2.11).xlsx” (the “CSV Support File,” together with the Policyholder Mapping Schedule and Mortality Support File, the “Case and Policy Sources”), that the Seller, on behalf of the Issuer, indicated relate to the Sample Cases (as defined herein) and Sample Policies,

d.	An electronic data file labeled “Part 3 AUP_SOLARAcctCloseReport_HNWequivalentFromE2 (3.2 3.3 3.7).xlsx” (the “HNW CSV Support File”) that the Seller, on behalf of the Issuer, indicated relates to the Sample Cases and Sample Investments (as defined herein),
e.	Electronic data files:
i.	Labeled “Part 1 AUP_Schedule_ProductType (1.4).xlsx” (the “Product Type Support File”),
ii.	Labeled “Part 1 AUP_Schedule_PPvsReg (1.5).xlsx” (the “Private vs. Registered Schedule”),
iii.	Labeled “Part 1 AUP_SolarReport_MCRValues (1.7).xlsx” (the “MCR Support File”),
iv.	Labeled “Part 1 AUP_ODSDataMartReport_TotalPremiumPaid (1,8).xlsx” (the “Premium Paid Support File”),
v.	Labeled “Part 1 AUP_ODSDataMartReport_InforcePremium_HNWequivalentFromE2 (1.9).xlsx” (the “HNW In-Force Premium Support File”),
vi.	Labeled “Part 1 AUP_ODSDataMartReport_InForcePremium (1.9).xls” (the “Non-HNW In-Force Premium Support File”),
vii.	Labeled “Part 1 AUP_ODSDataMartReport_TotalWithdrawals (1.10).xlsx” (the “Total Withdrawal Support File”),
viii.	Labeled “Part 1 AUP_FRSReport (1.13).xlsx” (the “FRS Support File”),
ix.	Labeled “Part 1 AUP_Schedule_M&ECreditAdj (1.13).xlsx” (the “M&E Adjustment Support File”),
x.	Labeled “tmp002.xls” (the “Cert Admin Adjustment Fee Support File”),
xi.	Labeled “Admin fee reconciliation.xls” (the “Cert Admin Fee Recon Support File”) and
xii.	Labeled “Part 1 AUP_ODSDataMartReport_ManagementFees (1.16).xlsx” (the “Management Fee Support File,” together with the Product Type Support File, Private vs. Registered Schedule, MCR Support File, Premium Paid Support File, HNW In-Force Premium Support File, Non-HNW In-Force Premium Support File, Total Withdrawal Support File, FRS Support File, M&E Adjustment Support File, Cert Admin Adjustment Fee Support File and Cert Admin Fee Recon Support File, the “Case Sources”), as applicable, that the Seller, on behalf of the Issuer, indicated relate to the Sample Cases,

f.	Electronic data files:
i.	Labeled “Part 3 AUP_ODSDataMartReport_CreditingRateMVBVRatio (3.8 3.9 3.12 3.15).xls” (the “MVBV Ratio Support File”),
ii.	Labeled “Part 3 Investment tab AUP_SOLARAcctCloseReport (3.2 3.3 3.7).xlsx” (the “Investment Value Support File”),
iii.	Labeled “tmp007.xls” (the “Additional Investment Value Support File”),
iv.	Labeled “Part 3 AUP_ODSDataMartReport_CreditingRate (3.9).xls” (the “Credit Rating Support File”),
v.	Labeled “investment manager mapping.xlsx” (the “Investment Manager Mapping File”) and
vi.	Labeled “Fund Sample Selection Mapping.xlsx” (the “Fund Type Mapping File,” together with the MVBV Ratio Support File, Investment Value Support File, Additional Investment Value Support File, Credit Rating Support File and Investment Manager Mapping File, the “Investment Sources”), as applicable, that the Seller, on behalf of the Issuer, indicated relate to the Sample Investments,

g.	An electronic data file labeled “Part 4 AUP_ODSDataMartReport_GrossMECharges (4.1 4.3).xls” (the “Fund Source”) that the Seller, on behalf of the Issuer, indicated relates to the Sample Funds (as defined herein),
h.	The internet website address https://www.standardandpoors.com/en_US/web/guest/home (the “S&P Website”) that the Seller, on behalf of the Issuer, indicated contains certain credit rating information relating to the Sample Cases and Sample Investments,

i.	The internet website address https://www.moodys.com/researchandratings/ (the “Moody’s Website,” together with the S&P Website, Source Documents, Additional Source Documents, Case and Policy Sources, HNW CSV Support File, Case Sources, Investment Sources and Fund Source, the “Sources”) that the Seller, on behalf of the Issuer, indicated contains certain credit rating information relating to the Sample Cases and Sample Investments,
j.	Information, assumptions and methodologies (collectively, the “Provided Calculation Methodology”), which are shown on Exhibit 1 to Attachment A, that the Seller, on behalf of the Issuer, indicated relate to the calculation of the:
i.	Per certificate Administrative Fee amount ($/month) and
ii.	Net M&E charges,

(collectively, the “Provided Calculation Characteristics”) for each Case,

k.	The list of relevant characteristics (the “Case Sample Characteristics”) on the Appended Case Worksheet (as defined in Attachment A), which is shown on Exhibit 2 to Attachment A,
l.	The list of relevant characteristics (the “Policy Sample Characteristics”) on the Policy Worksheet, which is shown on Exhibit 3 to Attachment A,

m.	The list of relevant characteristics (the “Investment Sample Characteristics”) on the Investment Worksheet, which is shown on Exhibit 4 to Attachment A,
n.	The list of relevant characteristics (the “Fund Sample Characteristics,” together with the Case Sample Characteristics, Policy Sample Characteristics and Investment Sample Characteristics, the “Sample Characteristics”) on the Fund Worksheet, which is shown on Exhibit 5 to Attachment A, and
o.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Initial Purchaser, on behalf of the Issuer, provided us with:

a.	An electronic data file labeled “LAFI 2018-1_Tape-to-File AUP_Sample Selection (4.10.18).xlsx” and the corresponding record layout and decode information (the “Sample Selection File”) with a:
i.	Tab labeled “Sample-Case Rand Policies” that the Initial Purchaser, on behalf of the Issuer, indicated contains the Case ID (the “Case ID”) corresponding to:
(1)	Each Group Contract and
(2)	The top five Individual Contracts (as defined in Attachment A) (the “Top 5 Individual Contracts,” together with the Group Contracts, the “Sample Cases”) based on the CSV, as shown on the Case Worksheet,
ii.	Tab labeled “Sample-Policies” that the Initial Purchaser, on behalf of the Issuer, indicated contains the Policy ID (the “Policy ID”) corresponding to 385 Policies (the “Sample Policies”),
iii.	Tab labeled “Sample-Investments” that the Initial Purchaser, on behalf of the Issuer, indicated contains the Investment ID (the “Investment ID”) corresponding to 100 Investments (the “Sample Investments”) and
iv.	Tab labeled “Sample-Funds” that the Initial Purchaser, on behalf of the Issuer, indicated contains the Fund ID (the “Fund ID”) corresponding to 100 Funds (the “Sample Funds,” together with the Sample Cases, Sample Policies and Sample Investments, the “Sample Assets”),
b.	An electronic data file labeled “Net ME Procedures - Illustrative Example.xlsx” and the corresponding record layout and decode information (the “Net M&E Charges Support Data File”) that the Initial Purchaser, on behalf of the Issuer, indicated contains additional information as of the Statistical Information Date relating to the net M&E charges on certain Sample Cases (the “Subgroup Cases”),
c.	A schedule labeled “EY Procedures - Administrative Fee Rate Contract Due Diligence_v2.pdf” that the Initial Purchaser, on behalf of the Issuer, indicated contains information, assumptions and calculation methodologies relating to the calculation of the net M&E charges for each Subgroup Case based on the:
i.	Net M&E Charges Support Data File (the “Net M&E Charges Data File Methodology”) and
ii.	Additional Source Documents (the “Net M&E Charges Source Methodology,” together with the Net M&E Charges Data File Methodology, the “Net M&E Charges Methodologies”)
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The Initial Purchaser, on behalf of the Issuer, indicated that the Sample Assets on the Sample Selection File were randomly selected by the Initial Purchaser, on behalf of the Issuer, from the Assets (as defined in Attachment A) on the Data File. The Initial Purchaser, on behalf of the Issuer, did not inform us as to the basis for the methodology or selection criteria they used to select the Sample Assets from the Assets on the Data File. For the purpose of the procedures described in this report:

a.	The Sample Cases selected by the Initial Purchaser, on behalf of the Issuer, are referred to as Sample Case Numbers 1 through 151,
b.	The Sample Policies selected by the Initial Purchaser, on behalf of the Issuer, are referred to as Sample Policy Numbers 1 through 385,
c.	The Sample Investments selected by the Initial Purchaser, on behalf of the Issuer, are referred to as Sample Investment Numbers 1 through 100 and
d.	The Sample Funds selected by the Initial Purchaser, on behalf of the Issuer, are referred to as Sample Fund Numbers 1 through 100.

The Initial Purchaser, on behalf of the Issuer, indicated that the Subgroup Cases on the Net M&E Charges Support Data File were randomly selected by the Initial Purchaser, on behalf of the Issuer, from the Cases on the Data File. The Initial Purchaser, on behalf of the Issuer, did not inform us as to the basis for the methodology or selection criteria they used to select the Subgroup Cases from the Cases on the Data File. The Subgroup Cases are referred to as Sample Case Numbers 1 through 127.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Data File, Admin Fee Adjustment Schedules, Sources, Provided Calculation Methodology, Sample Characteristics, Sample Selection File, Net M&E Charges Support Data File, Net M&E Charges Methodologies and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Appended Data File (as defined in Attachment A). We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Data File, Admin Fee Adjustment Schedules, Sources, Provided Calculation Methodology, Sample Selection File, Net M&E Charges Support Data File, Net M&E Charges Methodologies or any other information provided to us by the Seller or the Initial Purchaser, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Assets, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Seller or the Initial Purchaser, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Assets,
iii.	Whether the originators of the Assets complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

26 July 2018

Attachment A Page 1 of 2

Background

For the purpose of the procedures described in this report, the Seller, on behalf of the Issuer, indicated that:

a.	The Notes will be secured by the Seller’s interest in certain administrative fees (the “Administrative Fees”) received for performing administrative services on a block of separate account variable life insurance contracts (the “Portfolio”),
b.	The Portfolio includes:
i.	Bank owned life insurance contracts and corporate owned life insurance contracts (the “Group Contracts”) and
ii.	Individual high net worth variable life insurance contracts (the “Individual Contracts,” together with the Group Contracts, the “Cases”),
c.	The Group Contracts cover multiple insured lives (such individual life coverage certificates, together with the Individual Contracts, are hereinafter referred to as the “Policies”) and
d.	The premiums received on the Portfolio are invested on various investment divisions (the “Investments”) on certain funds (the “Funds,” together with the Cases, Policies and Investments, the “Assets”).

Procedures performed and our associated findings

1.	As instructed by the Seller, on behalf of the Issuer, we appended the information for each Case on the Case Worksheet with the corresponding Provided Calculation Characteristics, which we calculated using the Provided Calculation Methodology.

The Case Worksheet, as appended, is hereinafter referred to as the “Appended Case Worksheet.” The Appended Case Worksheet, together with the Policy Worksheet, Investment Worksheet and Fund Worksheet, is hereinafter referred to as the “Appended Data File.”

2.	For each Sample Case, we compared the Case Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Appended Case Worksheet, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, qualifications, assumptions and methodologies provided by the Seller, on behalf of the Issuer, described in the notes to Exhibit 2 to Attachment A. The Source(s) that we were instructed by the Seller, on behalf of the Issuer, to use for each Case Sample Characteristic are indicated on Exhibit 2 to Attachment A. Except for the information shown on Exhibit 6 to Attachment A, all such compared information was in agreement.

Attachment A Page 2 of 2

3.	For each Sample Policy, we compared the Policy Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Policy Worksheet, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, qualifications, assumptions and methodologies provided by the Seller, on behalf of the Issuer, described in the notes to Exhibit 3 to Attachment A. The Source(s) that we were instructed by the Seller, on behalf of the Issuer, to use for each Policy Sample Characteristic are indicated on Exhibit 3 to Attachment A. Except for the information shown on Exhibit 7 to Attachment A, all such compared information was in agreement.

4.	For each Sample Investment, we compared the Investment Sample Characteristics listed on Exhibit 4 to Attachment A, as shown on the Investment Worksheet, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, qualifications, assumptions and methodologies provided by the Seller, on behalf of the Issuer, described in the notes to Exhibit 4 to Attachment A. The Source(s) that we were instructed by the Seller, on behalf of the Issuer, to use for each Investment Sample Characteristic are indicated on Exhibit 4 to Attachment A. Except for the information shown on Exhibit 8 to Attachment A, all such compared information was in agreement.

5.	For each Sample Fund, we compared the Fund Sample Characteristics listed on Exhibit 5 to Attachment A, as shown on the Fund Worksheet, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions provided by the Seller, on behalf of the Issuer, described in the note to Exhibit 5 to Attachment A. The Source that we were instructed by the Seller, on behalf of the Issuer, to use for each Fund Sample Characteristic is indicated on Exhibit 5 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Provided Calculation Methodology

For the purpose of calculating the Provided Calculation Characteristics for each Case on the Case Worksheet, the Seller, on behalf of the Issuer, instructed us to perform the following calculations:

Provided Calculation Characteristic	Calculation Methodology

Per certificate Administrative Fee amount ($/month)

For each Subgroup Case (except for Sample Case Numbers 22, 24, 40, 77 and 87):

a.    Divide the

       (1)   Per cert admin fees, as shown on the Case Worksheet, by

       (2)   Count of policies, as shown on the Policy Worksheet, that have the corresponding Case ID, as shown on the Case Worksheet, and

b.    Divide the result calculated in a. above by 12

For Sample Case Number 22:

a.    Divide the:

       (1)   Sum of the per cert admin fees, as shown on the Case Worksheet,

               and admin fee adjustment, as shown on the Admin Fee Adjustment

               Schedules, by

       (2)   Count of policies, as shown on the Policy Worksheet, that have the corresponding Case ID, as shown on the Case Worksheet, and

b.    Divide the result calculated in a. above by 11

For Sample Case Number 24:

a.    Divide the:

       (1)   Sum of the per cert admin fees, as shown on the Case Worksheet,

               and admin fee adjustment, as shown on the Admin Fee Adjustment

               Schedules, by

       (2)   Sum of the:

               i.    Count of policies, as shown on the Policy Worksheet, that have the corresponding Case ID, as shown on the Case Worksheet, and

               ii.   Count of policies adjustment, as shown on the Admin Fee

                     Adjustment Schedules, and

b.    Divide the result calculated in a. above by 12

Exhibit 1 to Attachment A Page 2 of 2

Provided Calculation Characteristic	Calculation Methodology
Per certificate Administrative Fee amount ($/month) (continued)

For Sample Case Number 40 and 87:

a.    Divide the:

       (1)   Per cert admin fees, as shown on the Case Worksheet, by

       (2)   Count of policies, as shown on the Policy Worksheet, that have the corresponding Case ID, as shown on the Case Worksheet, and

b.    Divide the result calculated in a. above by 11

For Sample Case Number 77:

a.    Divide the:

       (1)   Sum of the per cert admin fees, as shown on the Case Worksheet,

               and admin fee adjustment, as shown on the Admin Fee Adjustment

               Schedules, by

       (2)   Count of policies, as shown on the Policy Worksheet, that have the corresponding Case ID, as shown on the Case Worksheet, and

b.    Divide the result calculated in a. above by 12

For each remaining Case, use “N/A”

Net M&E charges

For each Subgroup Case, calculate the net M&E charges using the:

a.    Information on the Net M&E Charges Support Data File and

b.    Applicable information, assumptions and calculation methodologies described in the Net M&E Charges Data File Methodology

For each remaining Case, use “N/A”

Exhibit 2 to Attachment A Page 1 of 7

Case Sample Characteristics and Sources

Case Sample Characteristic	Source(s)	Note

Case ID	Policy Agreement	i.
Current policyholder	Policy Agreement and Policyholder Mapping Schedule	ii.
Product type	Product Type Support File
Private place vs. registered	Private vs. Registered Schedule	iii.
Mortality type (E/N)	Mortality Support File	iv.
CSV	(a) HNW CSV Support File and recalculation, or (b) CSV Support File and recalculation	v.
MCR CSV	MCR Support File	vi.
Total premium paid	Premium Paid Support File and recalculation	vii.
In-force premium	(a) HNW In-Force Premium Support File and recalculation, or (b) Non-HNW In-Force Premium Support File and recalculation	viii.
Total withdrawals	Total Withdrawal Support File and recalculation	ix.
M&E credit	FRS Support File and recalculation	x.
M&E credit adjustment	M&E Adjustment Support File and FRS Support File	xi.
Policy loan spread	FRS Support File	xii.
Per cert admin fees	(a) Certificate Adjustment Fee Support File, FRS Support File and recalculation, (b) FRS Support File or (c) Cert Admin Fee Recon Support File and recalculation	xiii.
Management fees (inbound)	Management Fee Support File and recalculation	xiv.
Policyholder S&P rating	S&P Website	xv.
Policyholder Moody’s rating	Moody’s Website	xvi.
Per certificate Administrative Fee amount ($/month)	Additional Source Documents	xvii.
Net M&E charges	Additional Source Documents and recalculation	xviii.

Exhibit 2 to Attachment A Page 2 of 7

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the current policyholder Case Sample Characteristic for each Sample Case, the Seller, on behalf of the Issuer, instructed us to:
a.	Use the policyholder, as shown on the Policy Agreement,
b.	Use the decode information shown on the Policyholder Mapping Schedule and
c.	Ignore differences due to abbreviations, truncations or spelling errors.

iii.	For the purpose of comparing the private place vs. registered Case Sample Characteristic for each Sample Case, the Seller, on behalf of the Issuer, instructed us to use the private vs. registered value in the decode table, as shown on the Private vs. Registered Schedule, corresponding to the first two characters of the Case ID, as shown on the Appended Case Worksheet.

iv.	For the purpose of comparing the mortality type (E/N) Case Sample Characteristic for each Sample Case with a private vs. registered value of “Registered,” as determined in note iii. above (each, a “Registered Sample Case”), the Seller, on behalf of the Issuer, instructed us to note agreement with a mortality type (E/N) value of “N,” as shown on the Appended Case Worksheet.

For the purpose of comparing the mortality type (E/N) Case Sample Characteristic for each Sample Case that is not a Registered Sample Case, the Seller, on behalf of the Issuer, instructed us to note agreement with a mortality type (E/N), as shown on the Appended Case Worksheet, with a mortality type (E/N), as shown on the Mortality Support File, in accordance with the following decode table:

Appended Case Worksheet Value	Mortality Support File Value
N	No
E	<blank>

Exhibit 2 to Attachment A Page 3 of 7

Notes: (continued)

v.	For the purpose of comparing the CSV Case Sample Characteristic for each Sample Case for which the first two characters of the Case ID are “IA,” “IB,” “IE,” “IR” or “IS,” as shown on the Appended Case Worksheet (each, a “High Net-Worth Individual Sample Case”), the Seller, on behalf of the Issuer, instructed us to recalculate the CSV by summing the corresponding valuation values, as shown on the HNW CSV Support File.

For the purpose of comparing the CSV Case Sample Characteristic for each Sample Case that is not a High Net-Worth Individual Sample Case, the Seller, on behalf of the Issuer, instructed us to recalculate the CSV by summing the corresponding INVESTMENT_VALUE values, as shown on the CSV Support File.

vi.	For the purpose of comparing the MCR CSV Case Sample Characteristic for each Sample Case that:
a.	Is not a Registered Sample Case and
b.	Does not have corresponding SA/GA value of “GA,” as shown on the MCR Support File (each, a “GA Sample Case”),

the Seller, on behalf of the Issuer, instructed us to use the MCR Support File as the Source.

For the purpose of comparing the MCR CSV Case Sample Characteristic for each Registered Sample Case and GA Sample Case, the Seller, on behalf of the Issuer, instructed us to note agreement with a MCR CSV of “0,” as shown on the Appended Case Worksheet.

vii.	For the purpose of comparing the total premium paid Case Sample Characteristic for each Sample Case, the Seller, on behalf of the Issuer, instructed us to recalculate the total premium paid by summing the corresponding PREMIUM values, as shown on the Premium Paid Support File.

viii.	For the purpose of comparing the in-force premium Case Sample Characteristic for each High Net-Worth Individual Sample Case, the Seller, on behalf of the Issuer, instructed us to recalculate the in-force premium by adding the:
a.	Premium1035 and
b.	Premium,

both as shown on the HNW In-Force Premium Support File.

For the purpose of comparing the in-force premium Case Sample Characteristic for each Sample Case that is not a High Net-Worth Individual Sample Case, the Seller, on behalf of the Issuer, instructed us to recalculate the in-force premium by taking the maximum of:

a.	The COST_BASIS, as shown on the Non-HNW In-Force Premium Support File, and
b.	0.

Exhibit 2 to Attachment A Page 4 of 7

Notes: (continued)

ix.	For the purpose of comparing the total withdrawals Case Sample Characteristic for each Sample Case that is included on the Total Withdrawal Support File, the Seller, on behalf of the Issuer, instructed us to recalculate the total withdrawals by summing the corresponding PARTIALWD/Surrender values, as shown on the Total Withdrawal Support File.

For the purpose of comparing the total withdrawals Case Sample Characteristic for each Sample Case that is not included on the Total Withdrawal Support File, the Seller, on behalf of the Issuer, instructed us to note agreement with a total withdrawals value of “0,” as shown on the Appended Case Worksheet.

x.	For the purpose of comparing the M&E credit Case Sample Characteristic for each Sample Case that is included on the FRS Support File, the Seller, on behalf of the Issuer, instructed us to recalculate the M&E credit by adding:
a.	The Amount with a Type value of “10” and
b.	The Amount with a Type value of “30,”

if applicable, both as shown on the FRS Support File.

For the purpose of comparing the M&E credit Case Sample Characteristic for each Sample Case that is not included on the FRS Support File, the Seller, on behalf of the Issuer, instructed us to note agreement with a M&E credit value of “0,” as shown on the Appended Case Worksheet.

xi.	For the purpose of comparing the M&E credit adjustment Case Sample Characteristic for each Sample Case that is included on the M&E Adjustment Support File, the Seller, on behalf of the Issuer, instructed us to use the corresponding Amount with a Type value of “12,” both as shown on the FRS Support File.

For the purpose of comparing the M&E credit adjustment Case Sample Characteristic for each Sample Case that is not included on the M&E Adjustment Support File, the Seller, on behalf of the Issuer, instructed us to note agreement with a M&E credit adjustment value of “0,” as shown on the Appended Case Worksheet.

xii.	For the purpose of comparing the policy loan spread Case Sample Characteristic for each Sample Case that is included on the FRS Support File, the Seller, on behalf of the Issuer, instructed us to use the corresponding Amount with a Type value of “51,” both as shown on the FRS Support File.

For the purpose of comparing the policy loan spread Case Sample Characteristic for each Sample Case that is not included on the FRS Support File, the Seller, on behalf of the Issuer, instructed us to note agreement with a policy loan value of “0,” as shown on the Appended Case Worksheet.

Exhibit 2 to Attachment A Page 5 of 7

Notes: (continued)

xiii.	For the purpose of comparing the per cert admin fees Case Sample Characteristic for each Sample Case that is included on the FRS Support File (except for Sample Case Number 25), the Seller, on behalf of the Issuer, instructed us to recalculate the per cert admin fees by subtracting the:
a.	Diff, as shown on the Certificate Adjustment Fee Support File,

from

b.	The result of adding the corresponding:
(1)	Amount with a Type value of “03” and
(2)	Amount with a Type value of “23,”

if applicable, both as shown on the FRS Support File.

For the purpose of comparing the per cert admin fees Case Sample Characteristic for each Sample Case that is not included on the FRS Support File, the Seller, on behalf of the Issuer, instructed us note agreement with a per cert admin fees value of “0,” as shown on the Appended Case Worksheet.

For the purpose of comparing the per cert admin fees Case Sample Characteristic for Sample Case Number 25, the Seller, on behalf Issuer, instructed us to recalculate the per cert admin fees by summing the corresponding SUM(CGA.ADMIN_FEE) values, as shown on the Cert Admin Fee Recon Support File.

xiv.	For the purpose of comparing the management fees (inbound) Case Sample Characteristic for each Sample Case that is included on the Management Fee Support File, the Seller, on behalf of the Issuer, instructed us to recalculate the management fees (inbound) by summing the corresponding TOTALMGMTFEESFORYEAR with a corresponding YEARMONTH value greater than 10/31/2017, both as shown on the Management Fee Support File.

For the purpose of comparing the management fees (inbound) Case Sample Characteristic for each Sample Case that is not included on the Management Fee Support File, the Seller, on behalf of the Issuer, instructed us to note agreement with a management fees (inbound) value of “0,” as shown on the Appended Case Worksheet.

xv.	For the purpose of comparing the policyholder S&P rating Case Sample Characteristic for each High Net-Worth Individual Sample Case, the Seller, on behalf of the Issuer, instructed us to note agreement with a policyholder value of “N/A,” as shown on the Appended Case Worksheet.

For the purpose of comparing the policyholder S&P rating Case Sample Characteristic for each Sample Case that is not a High Net-Worth Individual Sample Case, the Seller, on behalf of the Issuer, instructed us to use the S&P Website as the Source.

Exhibit 2 to Attachment A Page 6 of 7

Notes: (continued)

xvi.	For the purpose of comparing the policyholder Moody’s rating Case Sample Characteristic for each High Net-Worth Individual Sample Case, the Seller, on behalf of the Issuer, instructed us to note agreement with a policyholder value of “N/A,” as shown on the Appended Case Worksheet.

For the purpose of comparing the policyholder Moody’s rating Case Sample Characteristic for each Sample Case that is not a High Net-Worth Individual Sample Case, the Seller, on behalf of the Issuer, instructed us to use the Moody’s Website as the Source.

xvii.	For the purpose of comparing the per certificate Administrative Fee amount ($/month) Case Sample Characteristic for each Sample Case that is a Subgroup Case, the Seller, on behalf of the Issuer, instructed us to note agreement if the per certificate Administrative Fee amount ($/month) on the Appended Case Worksheet agreed with the information on at least one of the Additional Source Documents. We performed no procedures to reconcile any differences that may exist in the Additional Source Documents with regards to the per certificate Administrative Fee amount ($/month) Case Sample Characteristic.

For the purpose of this procedure, the Seller, on behalf of the Issuer, instructed us to ignore differences of

+/- 2.50% (expressed as a percentage of the per certificate Administrative Fee amount ($/month), as shown in the corresponding Additional Source Document).

For the purpose of comparing the per certificate Administrative Fee amount ($/month) Case Sample Characteristic for each Sample Case that is not a Subgroup Case, the Seller, on behalf of the Issuer, instructed us to note agreement with a value of “N/A,” as shown on the Appended Case Worksheet.

Exhibit 2 to Attachment A Page 7 of 7

Notes: (continued)

xviii.	For the purpose of comparing the net M&E charges Case Sample Characteristic for each Sample Case that is a Subgroup Case, the Seller, on behalf of the Issuer, instructed us to recalculate net M&E charges using:
a.	Total premium paid, as shown on the Appended Case Worksheet,
b.	Information in the Additional Source Documents, as applicable, and
c.	Applicable information, assumptions and calculation methodologies that are described in the Net M&E Charges Source Methodology.

We performed no procedures to reconcile any differences that may exist in the Additional Source Documents with regards to the net M&E charges Case Sample Characteristic.

For the purpose of this procedure, the Seller, on behalf of the Issuer, instructed us to ignore differences of

+/- 2.50% (expressed as a percentage of the net M&E charges, as recalculated above using the information in the Additional Source Documents).

For the purpose of comparing the net M&E charges Case Sample Characteristic for each Sample Case that is not a Subgroup Case, the Seller, on behalf of the Issuer, instructed us to note agreement with a value of “N/A,” as shown on the Appended Case Worksheet

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by the Seller, on behalf of the Issuer, described in the notes above.

Exhibit 3 to Attachment A Page 1 of 2

Policy Sample Characteristics and Sources

Policy Sample Characteristic	Source(s)	Note

Policy ID	Policy Agreement	i.
Current policyholder	Policy Agreement and Policyholder Mapping Schedule	ii.
Mortality type (E/N)	Mortality Support File	iii.
Case ID	Policy Agreement	iv.
Issue date	Schedule A
Age at issuance	Schedule A
CSV/book value	CSV Support File
Death benefit	CSV Support File
Current age	Schedule A and recalculation	v.
Gender	Schedule A
MEC status	CSV Support File

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the current policyholder Policy Sample Characteristic for each Sample Policy, the Seller, on behalf of the Issuer, instructed us to:
a.	Use the policyholder, as shown on the Policy Agreement,
b.	Use the decode information shown on the Policyholder Mapping Schedule and
c.	Ignore differences due to abbreviations, truncations or spelling errors.

iii.	For the purpose of comparing the mortality type (E/N) Policy Sample Characteristic for each Sample Policy, the Seller, on behalf of the Issuer, instructed us to note agreement with a mortality type (E/N), as shown on the Policy Worksheet, with a mortality type (E/N), as shown on the Mortality Support File, in accordance with the following decode table:

Policy Worksheet Value	Mortality Support File Value
N	No
E	<blank>

Exhibit 3 to Attachment A Page 2 of 2

Notes: (continued)

iv.	For the purpose of comparing the Case ID Policy Sample Characteristic for each Sample Policy, the Seller, on behalf of the Issuer, instructed us to compare the first five characters of the Policy ID, as shown on the Policy Agreement, to the Case ID, as shown on the Policy Worksheet.

v.	For the purpose of comparing the current age Policy Sample Characteristic for each Sample Policy, the Seller, on behalf of the Issuer, instructed us to recalculate the current age by:
a.	Dividing
(1)	The difference in days between the Statistical Information Date and Issue date, as shown on Schedule A,

by

(2)	365,
b.	Rounding the result obtained in a. above to the nearest integer and
c.	Adding the age at issuance, as shown on Schedule A, to the result obtained in b. above.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by the Seller, on behalf of the Issuer, described in the notes above.

Exhibit 4 to Attachment A Page 1 of 5

Investment Sample Characteristics and Sources

Investment Sample Characteristic	Source(s)	Note(s)

Case ID	Investment Value Support File	i.
Fund ID	Investment Value Support File	i.
Investment ID	Investment Value Support File	i., ii.
SVP provider (if applic.)	MVBV Ratio Support File	iii.
SVP wrap name	MVBV Ratio Support File	iii.
Investment value	HNW CSV Support File, Investment Value Support File or Additional Investment Value Support File	iv.
MV/BV ratio	MVBV Ratio Support File and recalculation	v.
Market Value	(a) Recalculation or (b) HNW CSV Support File, Investment Value Support File or Additional Investment Value Support File	vi.
CSV (if wrapped)	HNW CSV Support File, Investment Value Support File or Additional Investment Value Support File	vii.
Most-recent crediting rate	Credit Rating Support File and recalculation	viii.
Investment manager	Investment Manager Mapping File	ix.
Fund type (i.e., MBS, FI)	Fund Type Mapping File	x.
SVP provider S&P rating	S&P Website	xi.
SVP provider Moody’s rating	Moody’s Website	xii.

Notes:

i.	For identification purposes.

ii.	For the purpose of comparing the investment ID Investment Sample Characteristic for each Sample Investment, the Seller, on behalf of the Issuer, instructed us to concatenate the corresponding Case ID and Fund ID, both as shown on the Investment Value Support File.

Exhibit 4 to Attachment A Page 2 of 5

Notes: (continued)

iii.	For the purpose of comparing the SVP provider and SVP wrap name Investment Sample Characteristics for each Sample Investment with a SVP provider and SVP wrap name that are not “<blank>,” both as shown on the Investment Worksheet (each, a “SVP Sample”), the Seller, on behalf of the Issuer, instructed us to:
a.	Use the corresponding provider name and wrap name, respectively, both as shown on the MVBV Ratio Support File, and
b.	Ignore differences due to abbreviations, truncations or spelling errors.

For the purpose of comparing the SVP provider and SVP wrap name Investment Sample Characteristics for each Sample Investment that is not a SVP Sample, the Seller, on behalf of the Issuer, instructed us to note agreement with a SVP provider and SVP wrap name value of “<blank>,” both as shown on the Investment Worksheet.

iv.	For the purpose of comparing the investment value Investment Sample Characteristic for each Sample Investment for which the first two characters of the Case ID are “IA,” “IB,” “IE,” “IR” or “IS,” as shown on the Investment Worksheet (each, a “High Net-Worth Individual Sample Investment”), the Seller, on behalf of the Issuer, instructed us to:
a.	Use the corresponding valuation, as shown on the HNW CSV Support File, and
b.	Round the value described in a. above to nearest dollar amount.

For the purpose of comparing the investment value Investment Sample Characteristic for each Sample Investment that is not a High Net-Worth Individual Sample Investment, except for Sample Investment Number 49, the Seller, on behalf of the Issuer, instructed us to note agreement if the investment value on the Investment Worksheet agreed with at least one instance of the corresponding information on the Investment Value Support File. We performed no procedures to reconcile any differences that may exist on the Investment Value Support File with regards to the investment value Investment Sample Characteristic.

For the purpose of comparing the investment value Investment Sample Characteristic for Sample Investment Number 49, the Seller, on behalf of the Issuer, instructed us to use the Additional Investment Value Support File as the Source.

Exhibit 4 to Attachment A Page 3 of 5

Notes: (continued)

v.	For the purpose of comparing the MV/BV ratio Investment Sample Characteristic for each Sample Investment that is a SVP Sample, the Seller, on behalf of the Issuer, instructed us to recalculate the MV/BV ratio by dividing:
a.	The MV_BV_PCT, as shown on the MVBV Ratio Support File,

by

b.	100.

For the purpose of comparing the MV/BV ratio Investment Sample Characteristic for each Sample Investment that is not a SVP Sample, the Seller, on behalf of the Issuer, instructed us to note agreement with a MV/BV ratio value of “<blank>,” as shown on the Investment Worksheet.

vi.	For the purpose of comparing the market value Investment Sample Characteristic for each Sample Investment that is a SVP Sample, the Seller, on behalf of the Issuer, instructed us to recalculate the market value by:
a.	Multiplying the:
(1)	Investment value, as determined in note iv. above,

by

(2)	MV/BV ratio, as determined in note v. above, and
b.	Rounding the result obtained in a. above to nearest dollar amount.

For the purpose of comparing the market value Investment Sample Characteristic for each Sample Investment that is not a SVP Sample, the Seller, on behalf of the Issuer, instructed us to use the corresponding investment value, as determined in note iv. above.

vii.	For the purpose of comparing the CSV Investment Sample Characteristic for each Sample Investment that is a SVP Sample, the Seller, on behalf of the Issuer, instructed us to use the corresponding investment value, as determined in note iv. above.

For the purpose of comparing the CSV Investment Sample Characteristic for each Sample Investment that is not a SVP Sample, the Seller, on behalf of the Issuer, instructed us to note agreement with a CSV of “0,” as shown on the Investment Worksheet.

Exhibit 4 to Attachment A Page 4 of 5

Notes: (continued)

viii.	For the purpose of comparing the most-recent crediting rate Investment Sample Characteristic for each Sample Investment that is a SVP Sample, the Seller, on behalf of the Issuer, instructed us recalculate the most-recent crediting rate by dividing:
a.	The CREDIT_RATE_PCT, as shown on the Credit Rating Support File,

by

b.	100.

For the purpose of comparing the most-recent crediting rate Investment Sample Characteristic for each Sample Investment that is not a SVP Sample, the Seller, on behalf of the Issuer, instructed us to note agreement with a most-recent crediting rate value of “<blank>,” as shown on the Investment Worksheet.

ix.	For the purpose of comparing the investment manager Investment Sample Characteristic for each Sample Investment, the Seller, on behalf of the Issuer, instructed us to:
a.	Use the corresponding FMDB, as shown on the Investment Manager Mapping File,
b.	Ignore differences due to abbreviations, truncations or spelling errors and
c.	Note agreement in accordance with the following decode table:

Investment Worksheet Value	Source Value
[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]
[REDACTED]	[REDACTED]

x.	For the purpose of comparing the fund type Investment Sample Characteristic for each Sample Investment, the Seller, on behalf of the Issuer, instructed us to:
a.	Use the corresponding FMDB MORNINGSTAROBJECTIVE, as shown on the Fund Type Mapping File, and
b.	Ignore differences due to abbreviations, truncations or spelling errors.

xi.	For the purpose of comparing the SVP provider S&P rating Investment Sample Characteristic for each Sample Investment that is a SVP Sample, the Seller, on behalf of the Issuer, instructed us to use the S&P Website as the Source.

For the purpose of comparing the SVP provider S&P rating Investment Sample Characteristic for each Sample Investment that is not a SVP Sample, the Seller, on behalf of the Issuer, instructed us to note agreement with a SVP provider S&P rating value of “<blank>,” as shown on the Investment Worksheet.

Exhibit 4 to Attachment A Page 5 of 5

Notes: (continued)

xii.	For the purpose of comparing the SVP provider Moody’s rating Investment Sample Characteristic for each Sample Investment that is a SVP Sample, the Seller, on behalf of the Issuer, instructed us to use the Moody’s Website as the Source.

For the purpose of comparing the SVP provider Moody’s rating Investment Sample Characteristic for each Sample Investment that is not a SVP Sample, the Seller, on behalf of the Issuer, instructed us to note agreement with a SVP provider Moody’s rating value of “<blank>,” as shown on the Investment Worksheet.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by the Seller, on behalf of the Issuer, described in the notes above.

Exhibit 5 to Attachment A

Fund Sample Characteristics and Sources

Fund Sample Characteristic	Source	Note

Fund ID	Fund Source	i.
Gross M&E Charges	Fund Source

Note:

i.	For identification purposes only.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Seller, on behalf of the Issuer, described in the note above.

Exhibit 6 to Attachment A

Case Sample Characteristic Differences

Sample Case Number	Case Sample Characteristic	Appended Case Worksheet Value	Source Value

22	Per cert admin fees	$20,284.99	$20,283.25

31	Policyholder Moody’s rating	N/A	Baa3

52	Per cert admin fees	$14,025.81	$13,337.50

60	Policyholder Moody’s rating	N/A	Baa3

63	Policyholder Moody’s rating	Caa1	B2

65	Policyholder Moody’s rating	N/A	B2

84	Policyholder Moody’s rating	B2	Ba3

94	Policyholder Moody’s rating	B3	B1

94	Policyholder S&P rating	N/A	B

108	Net M&E charges	0.500%	0.470%

111	Net M&E charges	0.119%	0.137%

129	Policy loan spread	$430.48	<Unable to determine>

132	Per cert admin fees	$985.00	$975.00

144	Policy loan spread	$0.00	$430.48

145	Per cert admin fees	$0.00	$60.00

146	Per cert admin fees	$0.00	$60.00

Exhibit 7 to Attachment A

Policy Sample Characteristic Difference

Sample Policy Number	Policy Sample Characteristic	Policy Worksheet Value	Source Value

314	Current age	75	76

Exhibit 8 to Attachment A

Investment Sample Characteristic Differences

Sample Investment Number	Investment Sample Characteristic	Investment Worksheet Value	Source Value

19	Fund type	Equity Strategies	Large Blend

28	Fund type	Equity Strategies	Large Blend

36	Fund type	Money Market Taxable	Capital Preservation Fixed Income Strategies

66	Fund type	Equity Strategies	Large Blend

90	Fund type	Money Market Taxable	Capital Preservation Fixed Income Strategies

95	Fund type	Equity Strategies	Large Blend

99	Fund type	Equity Strategies	Large Blend